CONSOLIDATED CASH FLOW STATEMENT (Details) - Schedule of Change in Operating Assets - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of cash flow statement [Abstract]
Change in financial assets held at amortised cost	£ (7,634)	£ (12,423)	£ (27,038)
Change in derivative financial instruments and financial assets at fair value through profit or loss	(14,315)	3,887	22,046
Change in other operating assets	3,299	(2,513)	520
Change in operating assets	£ (18,650)	£ (11,049)	£ (4,472)